SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2016
SHAREHOLDERS' EQUITY:
Stock Option Activity
A summary of the Company's option activity and related information with respect to options granted to employees and directors for the year ended December 31, 2016 is as follows:

	Number of options	Weighted-average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at the beginning of the year	641,089	$2.76	4.20	$718
Granted	164,000	$3.30
Exercised	(71,393)	$1.44
Forfeited	(61,982)	$4.70

Outstanding at end of year	671,714	$2.85	4.13	$1,534

Exercisable options at end of year	395,154	$2.27	2.96	$1,135

Vested and expected-to-vest at end of year	637,347	$2.79	4.04	$1,496

Schedule of Outstanding Options to Consultants
The Company's outstanding options to consultants as of December 31, 2016, were as follows:

Grant date	Options for Ordinary shares	Exercise price per share	Options exercisable	Exercisable through

October, 2015	54,075	$4.52	16,898	October, 2022

	54,075		16,898

Schedule of Stock-Based Compensation Expense
The following table presents the stock-based compensation included in the line items below in the Company's consolidated statements of operations:

	Year ended December 31,
	2016	2015	2014

Cost of revenues	$26	$19	$4
Research and development	16	19	3
Sales and marketing	82	45	14
General and administrative	445	61	45

Total	$569	$144	$66